CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (unaudited) - USD ($)	Total	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock to be issued To Escrow Agent[Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Accumulated Deficit [Member]	Subtotal [Member]	Series A-2 Preferred stock. [Member]
Balance, shares at Dec. 31, 2018		1	6,602,994			5,439,765	1,000	10	534,203
Balance, amount at Dec. 31, 2018	$ (3,037,366)	$ 1	$ 6,603	$ 0	$ 0	$ 5,440	$ 1	$ 0	$ 534	$ 0	$ 18,798,438	$ (615,300)	$ (21,233,083)
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11	2,261,039	$ 0	$ 0	0	0	$ 0	$ 0	$ 0	$ 0	0	0	0	2,261,039
Balance, January 1, 2019 (as adjusted), shares		1	6,602,994			5,439,765	1,000	10	534,203
Balance, January 1, 2019 (as adjusted), amount	(776,327)	$ 1	$ 6,603	0	0	$ 5,440	$ 1	$ 0	$ 534		18,798,438	(615,300)	(18,972,044)
Rounded up shares in connection with 1 share for 250 shares reverse stock split effective January 18, 2019, shares						547
Rounded up shares in connection with 1 share for 250 shares reverse stock split effective January 18, 2019, amount	0	0	0	0	0	$ 1	0	0	$ 0	0	(1)	0	0
Common stock issued to Escrow Agent, shares						534,203			(534,203)
Common stock issued to Escrow Agent, amount	0	0	$ 0	0	0	$ 534	0	0	$ (534)		0	0	0
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, shares			2,037,520
Sale of Series E Preferred Stock and warrants in connection with Securities Purchase Agreement dated September 27, 2018, amount	509,380	0	$ 2,037	0	0	$ 0	0	0	0	0	507,343	0	0
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, shares						120,000
Issuance of common stock in connection with Settlement and Release Agreement dated February 7, 2019, amount	91,200	0	0	0	0	$ 120	0	0	0	0	91,080	0	0
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, shares						150,000
Issuance of common stock in connection with Business Development Agreement dated March 15, 2019, amount	199,500	0	0	0	0	$ 150	$ 0	0	0	0	199,350	0	0
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, shares						1,000,000	(1,000)
Issuance of common stock in exchange for the surrender of Series C Preferred Stock on March 27, 2019, amount	0	0	0	0	0	$ 1,000	$ (1)	$ 0	0	0	(999)	0	0
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, shares						1,000,000		(10)
Issuance of common stock in exchange for the surrender of Series D Preferred Stock on March 27, 2019, amount	0	0	$ 0	0	0	$ 1,000	0	$ 0	0	0	(1,000)	0	0
Issuance of common stock in exchange for Series E Preferred Stock, shares			(3,125,290)			1,250,116
Issuance of common stock in exchange for Series E Preferred Stock, amount	0	0	$ (3,125)	0	0	$ 1,250	0	0	0	0	1,875	0	0
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, shares						960,000
Exercise of warrants at $0.32 per share pursuant to Warrant Exercise Agreements dated May 9, 2019, amount	307,200	0	0	0	0	$ 960	0	0	0	0	306,240	0	0
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, shares						2,000,000
Issuance of common stock in connection with Share Exchange Agreement dated April 17, 2019, amount	1,250,000	0	0	0	0	$ 2,000	0	0	0	0	1,248,000	0	0
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, shares						50,000
Issuance of common stock in connection with Consulting Agreement dated April 15, 2019, amount	95,000	0	0	0	0	$ 50	0	0	0	0	94,950	0	0
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, shares						250,000
Issuance of common stock in connection with Consulting Agreement dated May 23, 2019, amount	390,000	0	0	$ 0	0	$ 250	0	0	0	0	389,750	0	0
Sale of Series F Preferred Stock and warrants in connection with Securities Purchase Agreements dated July 18, 2019, shares				3,125
Sale of Series F Preferred Stock and warrants in connection with Securities Purchase Agreements dated July 18, 2019, amount	3,125,000	0	0	$ 3,125,000	0	$ 0	0	0	0	0	0	0	0
Placement agent commissions, expenses and stock-based compensation, shares						781,250
Placement agent commissions, expenses and stock-based compensation, amount	(322,500)	0	$ 0	$ 0	0	$ 781	0	0	0	0	(323,281)	0	0
Exchange of Series E Preferred Stock for Series F Preferred Stock, shares			(2,725,000)	681
Exchange of Series E Preferred Stock for Series F Preferred Stock, amount	0	0	$ (2,725)	$ 681,250	0	$ 0	0	0	0	0	(678,525)	0	0
Issuance of common stock in exchange for Series F Preferred Stock, shares				(650)		1,040,800
Issuance of common stock in exchange for Series F Preferred Stock, amount	0	0	0	$ (650,500)	0	$ 1,041	0	0	0	0	649,459	0	0
Net income (loss)	(2,906,698)	$ 0	$ 0	$ 0	0	$ 0	0	0	0	0	0	(424,551)	(3,953,704)
Balance, shares at Dec. 31, 2019		1	2,790,224	3,156		14,576,681
Balance, amount at Dec. 31, 2019	490,198	$ 1	$ 2,790	$ 3,155,750	0	$ 14,577	0	0	0	0	21,282,679	(1,039,851)	(22,925,748)	$ 24,455,797
Issuance of common stock in exchange for Series E Preferred Stock, shares			(675,000)			270,000
Issuance of common stock in exchange for Series E Preferred Stock, amount	0	0	$ (675)	$ 0	0	$ 270				0	405	0	0	0
Issuance of common stock in exchange for Series F Preferred Stock, shares				(742)		1,187,200
Issuance of common stock in exchange for Series F Preferred Stock, amount	0	0	0	$ (742,000)	0	$ 1,187				0	740,813	0	0	0
Net income (loss)	(2,571,408)	0	0	0	$ 0	0				0	0	37,321	(2,608,729)	0
Sale of Series G Preferred Stock and warrants, shares					1,475
Sale of Series G Preferred Stock and warrants, amount	1,475,000	0	0		$ 1,475,000	$ 0				0	0	0	0	1,475,000
Issuance of common stock in exchange for services rendered and to be rendered, shares						860,000
Issuance of common stock in exchange for services rendered and to be rendered, amount	557,768	0	0	0	0	$ 860				0	556,908	0	0	557,768
Placement agent fees and stock-based compensation, shares						375,000
Placement agent fees and stock-based compensation, amount	(150,000)	0	0	0	0	$ 375				$ 0	(150,375)	0	0	(150,000)
Treasury stock acquired from Can B Corp, shares										(1,000,000)
Treasury stock acquired from Can B Corp, amount	(516,528)	0	0	0	0	0				$ (516,528)	0	0	0	(516,528)
Adjustment	(2,997)	$ 0	$ 0	$ 0	$ 0	$ 0					0	(2,997)		0
Balance, shares at Sep. 30, 2020		1	2,115,224	2,414	1,475	17,268,881				(1,000,000)
Balance, amount at Sep. 30, 2020	(717,967)	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 17,269				$ (516,528)	22,430,430	(1,005,527)	(25,534,477)	25,822,037
Balance, shares at Dec. 31, 2019		1	2,790,224	3,156		14,576,681
Balance, amount at Dec. 31, 2019	490,198	$ 1	$ 2,790	$ 3,155,750	0	$ 14,577	0	0	0	0	21,282,679	(1,039,851)	(22,925,748)	24,455,797
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11	(2,997)	0	$ 0	0	0	$ 0	0	0	0	0	0	(2,997)	0
Issuance of common stock in exchange for Series E Preferred Stock, shares			(675,000)			270,000
Issuance of common stock in exchange for Series E Preferred Stock, amount	0	0	$ (675)	$ 0	0	$ 270	0	0	0	0	405	0	0
Issuance of common stock in exchange for Series F Preferred Stock, shares				(190)		304,000
Issuance of common stock in exchange for Series F Preferred Stock, amount	0	0	0	$ (190,000)	0	$ 304	0	0	0	0	189,696	0	0
Net income (loss)	(3,571,602)	0	0	0	$ 0	0	0	0	0	0	0	(109,962)	(3,571,602)
Sale of Series G Preferred Stock and warrants, shares					1,475
Sale of Series G Preferred Stock and warrants, amount	1,475,000	0	0	0	$ 1,475,000	$ 0	0	0	0	0	0	0	0
Issuance of common stock in exchange for services rendered and to be rendered, shares						460,000
Issuance of common stock in exchange for services rendered and to be rendered, amount	302,768	0	0	0	0	$ 460	0	0	0		302,308	0	0
Placement agent fees and stock-based compensation, shares						375,000
Placement agent fees and stock-based compensation, amount	(150,000)	0	0	0	0	$ 375	0	0	0	$ 0	(150,375)	0	0
Treasury stock acquired from Can B Corp, shares										(1,000,000)
Treasury stock acquired from Can B Corp, amount	(516,528)	0	0	$ 0	0	$ 0	0	0	0	$ (516,528)	0	0	0
Issuance of common stock in exchange for Series F Preferred stock One, shares				(552)		883,200
Issuance of common stock in exchange for Series F Preferred stock One, amount	0	0	0	$ (552,000)	0	$ 883	0	0	0	$ 0	551,117	0	0
Issuance of common stock in exchange for services, shares						400,000
Issuance of common stock in exchange for services, amount	255,000	$ 0	$ 0	$ 0	$ 0	$ 400	0	0	0		254,600	0	0
Balance, shares at Dec. 31, 2020		1	2,115,224	2,414	1,475	17,268,881				(1,000,000)
Balance, amount at Dec. 31, 2020	(1,828,123)	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 17,269	0	0	0	$ (516,528)	22,430,430	(1,152,810)	(26,497,350)	25,822,037	$ 0
Balance, shares at Jun. 30, 2020		1	2,115,224	2,414	1,475	17,268,881
Balance, amount at Jun. 30, 2020	996,766	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 17,269				0	22,430,430	(1,026,423)	(24,315,376)	26,338,565
Net income (loss)	(1,195,208)	0	0	0	0	0				$ 0	0	23,893	(1,219,101)	0
Treasury stock acquired from Can B Corp, shares										(1,000,000)
Treasury stock acquired from Can B Corp, amount	(516,528)	$ 0	$ 0	$ 0	$ 0	$ 0				$ (516,528)	0	0	0	(516,528)
Balance, shares at Sep. 30, 2020		1	2,115,224	2,414	1,475	17,268,881				(1,000,000)
Balance, amount at Sep. 30, 2020	(717,967)	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 17,269				$ (516,528)	22,430,430	(1,005,527)	(25,534,477)	25,822,037
Balance, shares at Dec. 31, 2020		1	2,115,224	2,414	1,475	17,268,881				(1,000,000)
Balance, amount at Dec. 31, 2020	(1,828,123)	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 17,269	$ 0	$ 0	$ 0	$ (516,528)	22,430,430	(1,152,810)	(26,497,350)	25,822,037	0
Net income (loss)	(6,138,615)	0	0	0	0	$ 0				0	0	(138,078)	(6,000,537)	0	$ 0
Common stock and Series A-2 Preferred stock issued for Cash, net of fees, shares						6,711,997									18,801
Common stock and Series A-2 Preferred stock issued for Cash, net of fees, amount	15,010,385	0	0	0	0	$ 6,712				0	15,003,654	0	0	15,010,385	$ 19
Issuance of common stock for services, shares						3,401,670
Issuance of common stock for services, amount	1,238,502	0	0	0	0	$ 3,402				0	1,235,100	0	0	1,238,502	0
Common Stock issued to purchase TopPop, shares						26,009,600
Common Stock issued to purchase TopPop, amount	10,143,744	$ 0	0	0	0	$ 26,010				0	10,117,734	0	0	10,143,744	0
Common Stock issued for the exchange of Series A Preferred Stock, shares		(1)				25,600,000
Common Stock issued for the exchange of Series A Preferred Stock, amount	0	$ (1)	$ 0	$ 0	$ 0	$ 25,600				0	(25,599)	0	0	0	$ 0
Common and preferred shares issued in exchange for old Series, E, F and G Preferred shares, shares			(2,115,224)	(2,189)	(1,475)	2,209,517									3,555
Common and preferred shares issued in exchange for old Series, E, F and G Preferred shares, amount	0	0	$ (2,115)	$ (2,188,750)	$ (1,475,000)	$ 2,210				0	3,663,651	0	0	0	$ 4
Buy back of Series F Preferred stock, shares				(225)
Buy back of Series F Preferred stock, amount	0			$ (225,000)	0	0					225,000		0	0	0
Purchase of United Spirits	428,465	0	0	0	0	$ 0				0	0	428,465	0	0	$ 0
Common stock issued to settle notes payable, shares						547,200									4,268
Common stock issued to settle notes payable, amount	5,415,416	0	0	0	0	$ 547				0	5,414,865	0	0	5,415,416	$ 4
Shares issued in exchange for old warrants, shares						8,283,899
Shares issued in exchange for old warrants, amount	0	0	0	0	0	$ 8,284				$ 0	(8,284)	0	0	0	0
Retirement of treasury stock, shares						(1,000,000)				1,000,000
Retirement of treasury stock, amount	0	0	0	0	0	$ (1,000)				$ 516,528	(515,528)	0	0	0	$ 0
Balance, shares at Sep. 30, 2021						89,032,764									26,623
Balance, amount at Sep. 30, 2021	24,269,774	$ 0	$ 0	$ 0	$ 0	$ 89,034				0	57,541,023	(862,423)	(32,497,887)	57,630,084	$ 27
Balance, shares at Jun. 30, 2021		1	2,115,224	2,414	1,475	18,170,551
Balance, amount at Jun. 30, 2021	(3,376,397)	$ 1	$ 2,115	$ 2,413,750	$ 1,475,000	$ 18,171				0	22,682,752	(1,127,864)	(28,840,322)	26,591,789	$ 0
Net income (loss)	(3,820,589)											(163,024)	(3,657,565)
Common stock and Series A-2 Preferred stock issued for Cash, net of fees, shares						6,711,997									18,800
Common stock and Series A-2 Preferred stock issued for Cash, net of fees, amount	15,010,385	$ 0	$ 0	$ 0	$ 0	$ 6,712				0	15,003,654	0	0	15,010,385	$ 19
Issuance of common stock for services, shares						1,500,000
Issuance of common stock for services, amount	468,750					$ 1,500				0	467,250			468,750
Common Stock issued to purchase TopPop, shares						26,009,600
Common Stock issued to purchase TopPop, amount	10,143,744					$ 26,010					10,117,734			10,143,744
Common Stock issued for the exchange of Series A Preferred Stock, shares		(1)				25,600,000
Common Stock issued for the exchange of Series A Preferred Stock, amount		$ (1)				$ 25,600					(25,599)
Common and preferred shares issued in exchange for old Series, E, F and G Preferred shares, shares			(2,115,224)	(2,189)	(1,475)	2,209,517									3,555
Common and preferred shares issued in exchange for old Series, E, F and G Preferred shares, amount			$ (2,115)	$ (2,188,750)	$ (1,475,000)	$ 2,210					3,663,651				$ 4
Buy back of Series F Preferred stock, shares				(225)
Buy back of Series F Preferred stock, amount				$ (225,000)							225,000
Purchase of United Spirits	428,465											428,465
Shares issued in exchange for old warrants, shares						8,283,899
Shares issued in exchange for old warrants, amount						$ 8,284					(8,284)
Common stock and Series A-2 Preferred stock issued to settle notes payable, shares						547,200									4,268
Common stock and Series A-2 Preferred stock issued to settle notes payable, amount	5,415,416					$ 547					5,414,865			5,415,416	$ 4
Balance, shares at Sep. 30, 2021						89,032,764									26,623
Balance, amount at Sep. 30, 2021	$ 24,269,774	$ 0	$ 0	$ 0	$ 0	$ 89,034				$ 0	$ 57,541,023	$ (862,423)	$ (32,497,887)	$ 57,630,084	$ 27